TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management compensation expenses comprised
Salaries and short-term employee benefits	₪ 21	₪ 27	₪ 22
Long term employment benefits	3	3	3
Employee share-based compensation expenses	7	12	9
Key management compensation expenses	31	42	₪ 34
Statement of financial position items - key management
Current liabilities:	9	10
Non-current liabilities:	₪ 10	₪ 10